Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 292,276	$ 147,716
Less: Deferred financing costs	(2,193)	(2,378)
Total debt	290,083	145,338
Less: Current portion	(38,795)	(11,635)
Long-term portion	251,288	133,703
Secured financing arrangements | Drybulk Segment
Debt Instrument [Line Items]
Long-term Debt, Gross	91,937
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Long-term Debt, Gross	75,582
Secured Credit Facilities | Tanker Segment
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 124,757
Secured Credit Facilities | Gas Carrier Segment
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 147,716